EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jan. 31, 2024
Exploration And Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

6. EXPLORATION AND EVALUATION ASSETS

As of January 31, 2024, and 2023, the Company’s interest in exploration and evaluation assets consisted of three active copper-gold projects on two properties, namely the Farellón and Perth Projects both located on the Carrizal Property, and the Mateo Project located on the Mateo Property. The Company capitalizes acquisition costs incurred on the Company’s exploration and evaluation properties; the costs associated with exploration and drilling programs as well as property tax payments are expensed as period costs in the period they are incurred. Following tables present, as of January 31, 2024 and 2023 acquisition costs associated with each property:

Exploration and evaluation assets at January 31, 2024

	January 31, 2023	Effect of foreign currency translation	January 31, 2024
Farellón Project
Farellón	$452,048	$(57,627)	$394,421
Quina	174,237	(22,212)	152,025
Exeter	176,966	(22,560)	154,406
Total costs	$803,251	$(102,399)	$700,852

Exploration and evaluation assets at January 31, 2023

	January 31, 2022	Changes during the year	Effect of foreign currency translation	January 31, 2023
Farellón Project
Farellón	$432,389	$-	$19,659	$452,048
Quina	166,660	-	7,577	174,237
Exeter	169,270	-	7,696	176,966
Sub-total, Farellón Project	768,319	-	34,932	803,251
Perth Project (1)	53,454	(55,885)	2,431	-
Total costs	$821,773	$(55,885)	$37,363	$803,251

(1)	As at January 31, 2023, the Company assessed its mineral properties for impairment in accordance with IFRS Accounting Standard 36. Since the Company has no immediate plans to explore or develop its Perth Project included within Carrizal Property, the Company impaired the Perth Property to $Nil.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended January 31, 2024, 2023 and 2022 (Expressed in Canadian Dollars)

During the years ended January 31, 2024, 2023, and 2022 the Company incurred the following costs associated with the exploration activities on its mineral properties:

Exploration costs for the year ended January 31, 2024

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$10,301	$23,879	$2,018	$36,198
Assay costs	192	-	-	192
Camp costs (including meals and travel)	1,430	-	-	1,430
Total exploration costs	$11,923	$23,879	$2,018	$37,820

Exploration costs for the year ended January 31, 2023

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$8,440	$19,596	$1,656	$29,692
Geology	82,931	-	-	82,931
Drilling	409,741	-	-	409,741
Equipment used	11,950	-	-	11,950
Camp costs (including meals and travel)	53,470	-	-	53,470
Assay costs	58,433	-	-	58,433
Value added tax on exploration costs	103,732	-	-	103,732
Total exploration costs	$728,697	$19,596	$1,656	$749,949

Exploration costs for the year ended January 31, 2022

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$24,321	$52,151	$10,716	$87,188
Geology	27,509	-	-	27,509
Drilling	150,222	-	-	150,222
Equipment used	5,754	-	-	5,754
Camp costs (including meals and travel)	30,938	-	-	30,938
Total exploration costs	$238,744	$52,151	$10,716	$301,611

In addition to the costs listed in the tables above, during the years ended January 31, 2024, 2023, and 2022 the Company incurred $5,438, $4,957, and $6,058 in regulatory fees associated with claim maintenance, respectively. These fees are included in the mineral exploration costs in the consolidated statements of comprehensive loss.